PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks
Aerospace & Defense 1.6%
Hexcel Corp.(a)	532,575	$ 43,074,666
Banks 10.9%
Ameris Bancorp	344,528	13,502,052
Atlantic Union Bankshares Corp.	291,884	10,312,262
BankUnited, Inc.	1,506,817	50,840,006
Byline Bancorp, Inc.*	852,989	16,309,150
East West Bancorp, Inc.	1,212,960	56,730,139
Heritage Financial Corp.	111,588	3,296,309
Pinnacle Financial Partners, Inc.(a)	1,310,589	75,332,656
Seacoast Banking Corp. of Florida*	1,170,854	29,786,526
Wintrust Financial Corp.	462,001	33,799,993
		289,909,093
Biotechnology 4.1%
Amicus Therapeutics, Inc.*	1,237,286	15,441,329
Argenx SE (Netherlands), ADR*	93,068	13,176,567
Emergent BioSolutions, Inc.*(a)	228,785	11,052,603
Ligand Pharmaceuticals, Inc.*(a)	96,709	11,039,332
Mirati Therapeutics, Inc.*	174,771	18,001,413
Natera, Inc.*	796,718	21,973,483
Sage Therapeutics, Inc.*(a)	99,485	18,214,709
		108,899,436
Building Products 0.7%
Armstrong World Industries, Inc.	52,174	5,071,313
JELD-WEN Holding, Inc.*	599,160	12,720,167
		17,791,480
Capital Markets 2.9%
Affiliated Managers Group, Inc.	209,895	19,339,725
BrightSphere Investment Group PLC	1,728,735	19,724,866
Focus Financial Partners, Inc. (Class A Stock)*	174,898	4,776,464
Lazard Ltd. (Class A Stock)	726,078	24,969,823
Moelis & Co. (Class A Stock)	236,942	8,281,123
		77,092,001
Chemicals 2.0%
Ferro Corp.*	1,330,181	21,016,860

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Olin Corp.	653,810	$ 14,324,977
PolyOne Corp.	562,028	17,642,059
		52,983,896
Commercial Services & Supplies 1.3%
Mobile Mini, Inc.	1,162,704	35,381,083
Construction & Engineering 1.6%
Great Lakes Dredge & Dock Corp.*	1,916,312	21,156,084
Quanta Services, Inc.	525,582	20,071,977
		41,228,061
Construction Materials 1.9%
Summit Materials, Inc. (Class A Stock)*(a)	2,688,295	51,749,679
Electric Utilities 0.8%
Evergy, Inc.	353,726	21,276,619
Electronic Equipment, Instruments & Components 2.9%
CDW Corp.	647,177	71,836,647
nLight, Inc.*(a)	277,870	5,335,104
		77,171,751
Energy Equipment & Services 0.5%
Cactus, Inc. (Class A Stock)*	419,574	13,896,291
Entertainment 0.7%
IMAX Corp.*(a)	935,288	18,892,818
Equity Real Estate Investment Trusts (REITs) 8.0%
American Campus Communities, Inc.	666,042	30,744,499
Colony Capital, Inc.	1,754,051	8,770,255
Columbia Property Trust, Inc.	1,199,281	24,873,088
Cousins Properties, Inc.	231,350	8,367,929
Douglas Emmett, Inc.	225,760	8,994,278
Gaming & Leisure Properties, Inc.	1,373,145	53,525,192
Hersha Hospitality Trust	1,194,472	19,756,567
Pebblebrook Hotel Trust	877,751	24,735,023
QTS Realty Trust, Inc. (Class A Stock)	129,665	5,987,930

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	757,347	$ 12,973,354
Summit Hotel Properties, Inc.(a)	1,322,116	15,164,671
		213,892,786
Food & Staples Retailing 2.3%
Performance Food Group Co.*	1,513,556	60,587,647
Food Products 1.6%
Adecoagro SA (Argentina)*	2,170,374	15,496,471
Darling Ingredients, Inc.*	1,413,543	28,115,370
		43,611,841
Health Care Equipment & Supplies 3.2%
Avedro, Inc.*	253,210	4,973,044
Hill-Rom Holdings, Inc.	269,130	28,156,381
Integra LifeSciences Holdings Corp.*	380,098	21,228,473
Merit Medical Systems, Inc.*(a)	450,940	26,857,986
Silk Road Medical, Inc.*	62,588	3,033,015
		84,248,899
Health Care Providers & Services 1.6%
Guardant Health, Inc.*(a)	148,895	12,854,105
Premier, Inc. (Class A Stock)*(a)	453,613	17,740,805
WellCare Health Plans, Inc.*	45,700	13,027,699
		43,622,609
Health Care Technology 0.8%
Change Healthcare, Inc.*	422,270	6,165,142
Teladoc Health, Inc.*(a)	235,433	15,635,105
		21,800,247
Hotels, Restaurants & Leisure 3.6%
Penn National Gaming, Inc.*(a)	672,784	12,957,820
Planet Fitness, Inc. (Class A Stock)*	535,444	38,787,563
Texas Roadhouse, Inc.	253,369	13,598,314
Vail Resorts, Inc.	140,980	31,463,917
		96,807,614

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.9%
NextEra Energy Partners LP	498,360	$ 24,045,870
Insurance 0.7%
Brighthouse Financial, Inc.*	529,091	19,412,349
Internet & Direct Marketing Retail 1.1%
Etsy, Inc.*(a)	407,765	25,024,538
RealReal, Inc. (The)*	100,736	2,911,270
		27,935,808
IT Services 1.2%
InterXion Holding NV (Netherlands)*	411,255	31,292,393
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies Corp.*	79,704	3,849,703
Avantor, Inc.*	742,829	14,180,606
Personalis, Inc.*	67,366	1,828,987
PRA Health Sciences, Inc.*	127,726	12,664,033
		32,523,329
Machinery 4.8%
Gardner Denver Holdings, Inc.*	840,217	29,071,508
Milacron Holdings Corp.*	528,822	7,297,744
NN, Inc.	820,218	8,005,328
Rexnord Corp.*	1,549,594	46,828,731
Terex Corp.	380,284	11,940,917
Trinity Industries, Inc.	261,887	5,434,155
Woodward, Inc.	174,012	19,691,198
		128,269,581
Media 1.3%
AMC Networks, Inc. (Class A Stock)*(a)	315,549	17,194,265
Cardlytics, Inc.*(a)	619,170	16,086,037
		33,280,302
Metals & Mining 1.0%
Agnico Eagle Mines Ltd. (Canada)(a)	306,317	15,695,683
Royal Gold, Inc.	113,005	11,581,882
		27,277,565

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 2.0%
MFA Financial, Inc.	5,436,850	$ 39,036,583
Starwood Property Trust, Inc.	585,458	13,301,606
		52,338,189
Multi-Utilities 1.1%
NiSource, Inc.	993,212	28,604,505
Oil, Gas & Consumable Fuels 3.1%
Tallgrass Energy LP	1,436,255	30,319,343
WPX Energy, Inc.*	4,610,296	53,064,507
		83,383,850
Pharmaceuticals 2.7%
Aerie Pharmaceuticals, Inc.*(a)	172,671	5,102,428
Catalent, Inc.*	301,096	16,322,414
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	129,489	22,322,609
Horizon Therapeutics PLC*	1,179,815	28,386,349
		72,133,800
Professional Services 1.4%
Korn Ferry	572,791	22,951,735
WageWorks, Inc.*	268,935	13,659,209
		36,610,944
Real Estate Management & Development 2.0%
Howard Hughes Corp. (The)*	437,575	54,189,288
Road & Rail 1.3%
Saia, Inc.*(a)	534,174	34,545,032
Semiconductors & Semiconductor Equipment 3.1%
Brooks Automation, Inc.(a)	411,537	15,947,059
Marvell Technology Group Ltd.(a)	1,240,802	29,617,943
Monolithic Power Systems, Inc.	124,883	16,956,614
Universal Display Corp.	105,996	19,933,608
		82,455,224
Software 7.0%
2U, Inc.*(a)	229,274	8,629,873
CyberArk Software Ltd. (Israel)*	383,518	49,028,941

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
ForeScout Technologies, Inc.*	289,922	$ 9,816,759
HubSpot, Inc.*(a)	330,856	56,417,565
New Relic, Inc.*	276,268	23,899,945
Paycom Software, Inc.*(a)	83,100	18,840,432
Trade Desk, Inc. (The) (Class A Stock)*(a)	88,563	20,172,880
		186,806,395
Specialty Retail 5.1%
Burlington Stores, Inc.*	119,935	20,406,940
Five Below, Inc.*	283,093	33,976,822
Hudson Ltd. (Class A Stock)*	483,649	6,669,520
Party City Holdco, Inc.*(a)	1,204,425	8,828,435
Tractor Supply Co.	209,522	22,795,994
Ulta Beauty, Inc.*	120,497	41,799,204
		134,476,915
Textiles, Apparel & Luxury Goods 1.3%
Steven Madden Ltd.(a)	983,548	33,391,454
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.*(a)	1,057,621	38,835,843
MSC Industrial Direct Co., Inc. (Class A Stock)	176,968	13,141,644
		51,977,487
Water Utilities 0.5%
Aqua America, Inc.(a)	321,406	13,296,566

Total Long-Term Investments (cost $2,145,419,532)		2,602,165,363

Short-Term Investments 10.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	36,326,763	36,326,763

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $241,890,157; includes $241,279,348 of cash collateral for securities on loan)(b)(w)	241,895,570	$ 241,968,139

Total Short-Term Investments (cost $278,216,920)		278,294,902

TOTAL INVESTMENTS 108.2% (cost $2,423,636,452)		2,880,460,265
Liabilities in excess of other assets (8.2)%		(218,651,181)

Net Assets 100.0%		$ 2,661,809,084

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $240,399,330; cash collateral of $241,279,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Company’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).